Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 14,967	$ 14,128
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	19,072	14,620
Amortization of deferred finance costs	484	452
Stock-based compensation	4,574	4,144
Deferred income taxes	2,967	(6,587)
Income tax benefit related to exercise of stock options	$ (49)	(1,514)
Non-cash fair value adjustment of contingent consideration		(5,750)
Other income	$ (35)	(309)
Loss on disposal of fixed assets	118	28
Changes in operating assets and liabilities:
Accounts receivable	(182)	(3,117)
Income receivable	(2,373)	786
Deferred costs	(2,250)	(1,392)
Prepaid expenses and other current assets	(3,548)	6,770
Other assets	(1,612)	(355)
Accounts payable	(528)	31
Accrued expenses	(4,776)	19,384
Deferred revenue	3,381	6,190
Net cash provided by operating activities	30,210	47,509
Cash flows from investing activities
Purchases of fixed assets, net of changes in payables of $1,278, and $(163) respectively	$ (3,487)	(6,761)
Cash paid for acquired businesses		$ (47,250)
Proceeds from development related subsidies	$ 3,468
Additions to internal use software	$ (5,295)	$ (2,725)
Deposits to restricted cash, net		(1,250)
Proceeds from disposition of (investment in) equity method investment	$ 3,581	(3,856)
Proceeds from escrow agent	25	2,000
Net cash used in investing activities	(1,708)	(59,842)
Cash flows from financing activities
Tax benefit related to exercise of stock options	49	1,514
Proceeds from exercise of stock options	203	1,303
Repayments of line of credit	(10,000)	(43,000)
Proceeds from line of credit	$ 15,000	52,000
Payment of deferred financing costs		(251)
Repurchase of common stock		(5,996)
Net cash provided by financing activities	$ 5,252	5,570
Net change in cash and cash equivalents	33,754	(6,763)
Cash and cash equivalents at beginning of period	6,268	13,031
Cash and cash equivalents at end of period	40,022	6,268
Supplemental information:
Income tax paid	9,549	11,977
Cash paid for interest	$ 2,851	$ 2,791